Taxes on Income - Schedule of Pre-Tax Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Pre-Tax Income [Line Items]
Total	$ 146,389	$ 158,865	$ 133,254
Domestic (Israel) [Member]
Schedule of Pre-Tax Income [Line Items]
Total	112,257	128,132	99,902
Foreign [Member]
Schedule of Pre-Tax Income [Line Items]
Total	$ 34,132	$ 30,733	$ 33,352